Material Accounting Policies (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Oct. 31, 2025	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 EUR (€)	Mar. 31, 2026 shares	Dec. 31, 2025 EUR (€)
Material Accounting Policies [Line Items]
Cash		€ 503,586				€ 493,129
Factoring liability		0				€ 128,233
Factoring activities		15,962		€ 0
Incurred net loss		65,647
New shares issued (in Shares) | shares					1,000,000
Interest on bank loan		€ 73,267		€ 34,392
Bottom of range [member]
Material Accounting Policies [Line Items]
Period for consideration payment due		30 days	30 days
Top of range [member]
Material Accounting Policies [Line Items]
Period for consideration payment due		60 days	60 days
American Depositary Securities [Member]
Material Accounting Policies [Line Items]
New shares issued (in Shares) | shares		1,560,000
Gross proceeds (in Dollars) | $			$ 5,000
Insurance Risk [Member]
Material Accounting Policies [Line Items]
Cash		€ 100,000
Purchase and Sale Agreement [Member]
Material Accounting Policies [Line Items]
Percentage of purchase of accounts receivables	80.00%
Percentage of commission charge	0.35%
Factoring liability	3.45%
ATM [Member]
Material Accounting Policies [Line Items]
New shares issued (in Shares) | shares		7,800,000
One Customer [Member]
Material Accounting Policies [Line Items]
Revenue percentage				13.00%
Two Customers [Member]
Material Accounting Policies [Line Items]
Revenue percentage		58.00%	58.00%
Ordinary shares [member] | ATM [Member]
Material Accounting Policies [Line Items]
New shares issued (in Shares) | shares		3,650,000
Gross proceeds (in Dollars) | $			$ 1,180
Ordinary shares [member] | ATM [Member] | American Depositary Securities [Member]
Material Accounting Policies [Line Items]
Gross proceeds (in Dollars) | $			$ 730